Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and notes payable
Accounts payable		¥ 535,784	¥ 150,482
Notes payable		923,998	348,539
Total accounts and notes payable	$ 223,721	1,459,782	499,021
Restricted cash
Accounts and notes payable
Assets pledged to secure notes payable		320,813	¥ 348,548
Short-term investments
Accounts and notes payable
Assets pledged to secure notes payable		¥ 603,185
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	45 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	92 days